UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6290

Smith Barney World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

WORLD FUNDS, INC.

SMITH BARNEY INFLATION MANAGEMENT FUND

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

DAVID TORCHIA

PORTFOLIO MANAGER

FREDERICK MARKI

PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  April 30, 2005

SMITH BARNEY INFLATION MANAGEMENT FUND

DAVID TORCHIA

David Torchia has 21 years of securities business experience. Mr. Torchia holds a BS from the University of Pittsburgh and an MBA in Finance from Lehigh University.

FREDERICK MARKI

Frederick Marki has 22 years of investment industry experience.

Mr. Marki holds a BS in Economics from Massachusetts Institute of Technology.

FUND OBJECTIVE

The Fund’s primary investment objective is total return. The Fund’s secondary investment objective is current income.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

PERFORMANCE SNAPSHOT

AS OF APRIL 30, 2005

(excluding sales charges)

(unaudited)

6 Months

Smith Barney Inflation Management Fund—Class A Shares	2.11%

Lehman Brothers Global Real: U.S. TIPS Index	3.10%

JP Morgan Global Government Bond Index – Hedged	3.36%

Lipper Treasury Inflation Protected Securities Funds Category Average	2.61%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

The 30-Day SEC Yields for Class A, Class B, Class C, Class O and Class Y were 5.68%, 5.30%, 5.30%, 5.34% and 6.05%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers the 30-Day SEC Yield for Class A, Class B, Class C, Class O and Class Y would have been 5.41%, 4.65%, 5.21%, 4.88% and 6.00%, respectively.

The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of April 30, 2005 and are subject to change.

Class A share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all Fund expenses. Excluding sales charges, Class B shares returned 1.84%, Class C shares returned 1.95%, Class O shares returned 1.88% and Class Y shares returned 2.38%, over the six months ended April 30, 2005.

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During the first half of the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 0.98%.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney World Funds, Inc. — Smith Barney Inflation Management Fund, excluding sales charges, returned 2.11% and the Lipper Treasury Inflation Protected Securities Funds Category Average1 was 2.61% during the period. The Fund’s unmanaged benchmark, the Lehman Brothers Global Real: U.S. TIPS Index,v returned 3.10%. The Class A shares also underperformed the Fund’s previous benchmark, the JP Morgan Global Government Bond Index – Hedged,vi which returned 3.36% for the same period.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2005

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 81 funds in the Fund’s Lipper category, and excluding sales charges.

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: This Fund is subject to the risks associated with inflation-protected securities (“IPS”). Risks associated with IPS investments include liquidity risk, interest rate risk, prepayment risk, extension risk and deflation risk (with deflation, the principal value of IPS holdings would be adjusted downward). Income distributions of the Fund are likely to fluctuate more than those of a conventional bond fund. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The Lehman Brothers Global Real: U.S. TIPS Index ("LBGR TIPS") represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities.
vi	The JP Morgan Global Government Bond Index – Hedged is a daily, market capitalization-weighted, international fixed-income index consisting of 13 countries.

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Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.11%	$1,000.00	$1,021.10	1.28%	$6.41

Class B	1.84	1,000.00	1,018.40	1.84	9.21

Class C	1.95	1,000.00	1,019.50	1.70	8.51

Class O	1.88	1,000.00	1,018.80	1.75	8.76

Class Y	2.38	1,000.00	1,023.80	0.99	4.97

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class O shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.45	1.28%	$6.41

Class B	5.00	1,000.00	1,015.67	1.84	9.20

Class C	5.00	1,000.00	1,016.36	1.70	8.50

Class O	5.00	1,000.00	1,016.12	1.75	8.75

Class Y	5.00	1,000.00	1,019.89	0.99	4.96

(1)	For the six months ended April 30, 2005.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedule of Investments (unaudited)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 72.5%
$8,138,640	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	$8,891,790
	U.S. Treasury Inflation Indexed Notes:
9,915,579	3.875% due 1/15/09	10,960,979
9,444,253	2.000% due 1/15/14	9,808,376
301,284	1.625% due 1/15/15	302,214

	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $29,382,395)	29,963,359

ASSET BACKED SECURITIES — 24.4%
500,000	ACE Securities Corp., Series 2004-0P1, Class M3, 4.270% due 4/25/34 (a)	501,233
	Aegis Asset Backed Securities Trust:
500,000	Series 2004-5, Class M2, 4.240% due 12/25/34 (a)	506,025
332,769	Series 2004-5N, Note, 5.000% due 12/25/34 (b)	332,072
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 4.220% due 11/25/34 (a)	510,661
500,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 4.070% due 10/25/34 (a)	509,481
400,000	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	400,000
298,759	Bear Stearns Asset Backed Securities NIM, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	297,749
	Countrywide Asset-Backed Certificates:
500,000	Series 2004-BC4, Class M2, 3.870% due 10/25/34 (a)	502,412
340,928	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	339,828
500,000	First Franklin Mortgage Loan NIM Trust, Series 2004-FF10, Class N2, 6.000% due 11/25/34 (b)	490,000
307,820	Long Beach Asset Holdings Corp, Series 2004-6, Class N2, 7.500% due 11/25/34 (b)	298,185
500,000	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2, 3.680% due 11/25/34 (a)	502,893
500,000	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class M4, 4.020% due 9/25/34 (a)	505,747
	Morgan Stanley ABS Capital I:
500,000	Series 2004-HE9, Class M6, 4.270% due 11/25/34 (a)	506,354
500,000	Series 2004-NC8, Class M4, 4.020% due 9/25/34 (a)	503,694
500,000	Series 2004-OP1, Class M5, 4.070% due 11/25/34 (a)	508,425
500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 4.120% due 3/25/35 (a)	502,292
100,000	Option One Mortgage Loan Trust, Series 2002-2, Class M2, 4.170% due 6/25/32 (a)	100,452
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 4.120% due 1/25/35 (a)	512,402
250,000	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	250,078
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 4.170% due 11/25/34 (a)	502,582
	Sail NIM Notes:
442,511	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	428,484
156,327	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	156,336
	Sharp SP I LLC NIM Trust, Note:
324,817	Series 2004-HS1N, 5.920% due 2/25/34 (b)	318,509
93,922	Series 2005-HE1N, 5.190% due 2/25/35 (b)	93,954

	TOTAL ASSET BACKED SECURITIES (Cost — $10,019,553)	10,079,848

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING (c)	SECURITY	VALUE
CORPORATE BOND — 1.2%
$ 500,000	A	Lehman Brothers Holdings Inc., Sr. Medium-Term Notes, Series G, 3.920% due 9/28/07 (a) (Cost — $498,557)	$498,550

REPURCHASE AGREEMENT — 1.2%
511,000		Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of America., 2.960% due 5/2/05; Proceeds at maturity — $511,126; (Fully collateralized by various U.S. Government Agencies and Treasury Obligations, Federal Farm Credit Bank, and Federal Home Loan Bank System Bonds, 0.000% to 10.000% due 7/18/05 to 5/1/35; Market value — $521,220) (Cost — $511,000)	511,000

		TOTAL INVESTMENTS — 99.3% (Cost — $40,411,505*)	41,052,757
		Other Assets in Excess of Liabilities — 0.7%	284,040

		TOTAL NET ASSETS — 100.0%	$41,336,797

(a)	Variable rate security. Rate shown is rate in effect at April 30, 2005.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Rating is by Standard & Poor’s Rating Service.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

NIM — Net Interest Margin

See page 9 for definitions of ratings.

See Notes to Financial Statements.

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Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

—   Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s.

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Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $40,411,505)	$41,052,757
Cash	351
Interest receivable	234,018
Receivable for Fund shares sold	115,565
Prepaid expenses	23,663

Total Assets	41,426,354

LIABILITIES:
Dividends payable	24,348
Payable for Fund shares reacquired	21,851
Transfer agency services payable	13,146
Management fee payable	10,959
Distribution plan fees payable	2,754
Directors’ fees payable	983
Accrued expenses	15,516

Total Liabilities	89,557

Total Net Assets	$41,336,797

NET ASSETS:
Par value of capital shares (Note 6)	$3,774
Capital paid in excess of par value	40,612,037
Undistributed net investment income	88,785
Accumulated net realized loss from investment transactions	(9,051)
Net unrealized appreciation of investments	641,252

Total Net Assets	$41,336,797

Shares Outstanding:
Class A	3,084,608

Class B	135,504

Class C	85,214

Class O	123,320

Class Y	345,507

Net Asset Value:
Class A (and redemption price)	$10.97

Class B *	$10.98

Class C (and redemption price)	$10.98

Class O *	$10.98

Class Y (and redemption price)	$10.76

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 2.00%)	$11.19

*	Redemption price is NAV of Class B and O shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

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Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Interest	$809,103
Securities lending income	905

Total Investment Income	810,008

EXPENSES:
Management fee (Note 2)	123,298
Distribution plan fees (Notes 2 and 4)	55,038
Audit and legal	45,676
Shareholder communications (Note 4)	37,022
Transfer agency services (Notes 2 and 4)	30,622
Custody	24,091
Registration fees	17,273
Directors’ fees	3,267
Other	4,098

Total Expenses	340,385
Less: Management fee waivers and/or expense reimbursements (Note 2)	(74,604)

Net Expenses	265,781

Net Investment Income	544,227

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Net realized loss from investment transactions	(9,051)
Net change in unrealized appreciation/depreciation of investments	345,056

Net Gain on Investments	336,005

Increase in Net Assets From Operations	$880,232

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$544,227	$1,764,350
Net realized gain (loss)	(9,051)	11,669,816
Net change in unrealized appreciation/depreciation	345,056	(10,853,780)

Increase in Net Assets From Operations	880,232	2,580,386

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(407,068)	(1,952,835)
Net realized gain	—	(143,446)

Decrease in Net Assets From Distributions to Shareholders	(407,068)	(2,096,281)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	2,711,128	2,741,211
Net asset value of shares issued for reinvestment of distributions	259,113	739,688
Cost of shares reacquired	(4,550,187)	(48,680,116)

Decrease in Net Assets From Fund Share Transactions	(1,579,946)	(45,199,217)

Decrease in Net Assets	(1,106,782)	(44,715,112)

NET ASSETS:
Beginning of period	42,443,579	87,158,691

End of period*	$41,336,797	$42,443,579

* Includes undistributed (overdistributed) net investment income of:	$88,785	$(48,374)

See Notes to Financial Statements.

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Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.85		$10.74		$10.91	$10.82	$10.95	$11.18

Income (Loss) From Operations:
Net investment income	0.14		0.22		0.25	0.31 (3)	0.38	0.48
Net realized and unrealized gain (loss)	0.09		0.15		(0.12)	0.12 (3)	0.75	0.17

Total Income From Operations	0.23		0.37		0.13	0.43	1.13	0.65

Less Distributions From:
Net investment income	(0.11)		(0.24)		(0.24)	(0.15)	(1.20)	(0.88)
Net realized gain	—		(0.02)		—	—	—	—
Return of capital	—		—		(0.06)	(0.19)	(0.06)	—

Total Distributions	(0.11)		(0.26)		(0.30)	(0.34)	(1.26)	(0.88)

Net Asset Value, End of Period	$10.97		$10.85		$10.74	$10.91	$10.82	$10.95

Total Return(4)	2.11	%‡	3.52%		1.13%	4.06%	11.11%	6.13%

Net Assets, End of Period (000s)	$33,843		$35,279		$43,365	$47,842	$52,336	$60,546

Ratio to Average Net Assets:
Expenses	1.28	%(5)(6)†	1.37	%(6)	1.34%	1.25%	1.23%	1.21%
Net investment income	2.66	†	2.01		2.29	2.93 (3)	3.62	4.35

Portfolio Turnover Rate	18%		80%		29%	29%	96%	121%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.33, $0.10 and 3.06%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	Effective December 1, 2004, as a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.20%.
(6)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and the year ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 1.64% (annualized) and 1.41%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

13        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.86		$10.77		$10.94	$10.85	$10.92	$11.16

Income (Loss) From Operations:
Net investment income	0.11		0.14		0.19	0.24 (3)	0.32	0.42
Net realized and unrealized gain (loss)	0.09		0.16		(0.13)	0.12 (3)	0.75	0.17

Total Income From Operations	0.20		0.30		0.06	0.36	1.07	0.59

Less Distributions From:
Net investment income	(0.08)		(0.19)		(0.17)	(0.08)	(1.08)	(0.83)
Net realized gain	—		(0.02)		—	—	—	—
Return of capital	—		—		(0.06)	(0.19)	(0.06)	—

Total Distributions	(0.08)		(0.21)		(0.23)	(0.27)	(1.14)	(0.83)

Net Asset Value, End of Period	$10.98		$10.86		$10.77	$10.94	$10.85	$10.92

Total Return(4)	1.84	%‡	2.77%		0.53%	3.43%	10.48%	5.56%

Net Assets, End of Period (000s)	$1,488		$1,517		$2,439	$2,405	$3,001	$5,574

Ratio to Average Net Assets:
Expenses	1.84	%(5)(6)†	2.08	%(6)	1.91%	1.88%	1.80%	1.76%
Net investment income	2.12	†	1.30		1.72	2.29 (3)	3.07	3.88

Portfolio Turnover Rate	18%		80%		29%	29%	96%	121%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.25, $0.11 and 2.43%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	Effective December 1, 2004, as a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.70%.
(6)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and the year ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 2.71% (annualized) and 2.12%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

14        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each period ended October 31, unless otherwise noted:

Class C Shares(1)	2005(2)		2004(3)
Net Asset Value, Beginning of Period	$10.85		$10.80

Income (Loss) From Operations:
Net investment income (loss)	0.13		(0.05)
Net realized and unrealized gain	0.08		0.11

Total Income From Operations	0.21		0.06

Less Distributions From:
Net investment income	(0.08)		0.00	*
Net realized gain	—		(0.01)

Total Distributions	(0.08)		(0.01)

Net Asset Value, End of Period	$10.98		$10.85

Total Return(4)	1.95	%‡	0.58	%‡

Net Assets, End of Period (000s)	$936		$5

Ratio to Average Net Assets:
Expenses(5)	1.70	%(6)†	1.73	%†
Net investment income	2.26	†	(8.30	)†

Portfolio Turnover Rate	18%		80%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	For the period October 12, 2004 (inception date) to October 31, 2004.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and the period ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the annualized expense ratios would have been 1.88% and 4.73%, respectively.
(6)	Effective December 1, 2004, as a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.70%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

15        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class O Shares(1)(2)	2005(3)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.86		$10.76		$10.94	$10.85	$10.92	$11.15

Income (Loss) From Operations:
Net investment income	0.12		0.16		0.20	0.26 (4)	0.33	0.42
Net realized and unrealized gain (loss)	0.08		0.15		(0.13)	0.12 (4)	0.76	0.18

Total Income From Operations	0.20		0.31		0.07	0.38	1.09	0.60

Less Distributions From:
Net investment income	(0.08)		(0.19)		(0.19)	(0.10)	(1.09)	(0.83)
Net realized gain	—		(0.02)		—	—	—	—
Return of capital	—		—		(0.06)	(0.19)	(0.07)	—

Total Distributions	(0.08)		(0.21)		(0.25)	(0.29)	(1.16)	(0.83)

Net Asset Value, End of Period	$10.98		$10.86		$10.76	$10.94	$10.85	$10.92

Total Return(5)	1.88	%‡	2.96%		0.61%	3.59%	10.69%	5.67%

Net Assets, End of Period (000s)	$1,354		$1,969		$2,317	$2,298	$1,934	$1,752

Ratio to Average Net Assets:
Expenses	1.75	%(6)(7)†	1.86	%(7)	1.85%	1.69%	1.69%	1.67%
Net investment income	2.19	†	1.51		1.78	2.48 (4)	3.14	3.88

Portfolio Turnover Rate	18%		80%		29%	29%	96%	121%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares. Class C shares were then renamed Class O shares on October 1, 2004.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the six months ended April 30, 2005 (unaudited).
(4)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.28, $0.10 and 2.62%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	Effective December 1, 2004, as a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.65%.
(7)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and the year ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 2.28% (annualized) and 1.91%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

16        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class Y Shares(1)	2005(2)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.63		$10.57		$10.74	$10.66	$10.83	$11.03

Income (Loss) From Operations:
Net investment income	0.16		0.26		0.29	0.34 (3)	0.42	0.51
Net realized and unrealized gain (loss)	0.09		0.10		(0.12)	0.11 (3)	0.73	0.18

Total Income From Operations	0.25		0.36		0.17	0.45	1.15	0.69

Less Distributions From:
Net investment income	(0.12)		(0.28)		(0.28)	(0.18)	(1.26)	(0.89)
Net realized gain	—		(0.02)		—	—	—	—
Return of capital	—		—		(0.06)	(0.19)	(0.06)	—

Total Distributions	(0.12)		(0.30)		(0.34)	(0.37)	(1.32)	(0.89)

Net Asset Value, End of Period	$10.76		$10.63		$10.57	$10.74	$10.66	$10.83

Total Return(4)	2.38	%‡	3.49%		1.51%	4.39%	11.52%	6.59%

Net Assets, End of Period (000s)	$3,716		$3,674		$39,038	$41,445	$51,153	$47,145

Ratio to Average Net Assets:
Expenses	0.99	%(5)(6)†	0.94	%(6)	0.91%	0.90%	0.86%	0.85%
Net investment income	2.95	†	2.48		2.71	3.28 (3)	3.96	4.71

Portfolio Turnover Rate	18%		80%		29%	29%	96%	121%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended April 30, 2005 (unaudited).
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.09, and 3.41%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	Effective December 1, 2004, as a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
(6)	The investment manager voluntarily waived a portion of its management fee and/or reimbursed expenses for the six months ended April 30, 2005 and the year ended October 31, 2004. If such fees were not voluntarily waived and/or expenses not reimbursed, the expense ratios would have been 1.07% (annualized) and 0.95%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

17        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Smith Barney Inflation Management Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

18        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Beginning on December 1, 2004, SBFM instituted voluntary expense limitations for the Fund’s Class A, B, C, O and Y shares of 1.20%, 1.70%, 1.70%, 1.65% and 0.95%, respectively. These expense limitations may be reduced or terminated at any time by SBFM. During the six months ended April 30, 2005, SBFM voluntarily waived a portion of its fee and reimbursed expenses in the amount of $74,604.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $14,681 to CTB.

In addition, for the six months ended April 30, 2005, the Fund also paid $1,411 to other Citigroup affiliates for shareholder recordkeeping services.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor. In addition, CGM and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There is a maximum sales charge of 2.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class O shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. Effective June 20, 2005, the CDSC for Class A shares will be revised from 1.00% if redemption occurs within one year to 0.50% if redemption occurs within six months. These purchases do not incur a sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received sales charges of approximately $16,000 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM and its affiliates were approximately $3,000 for Class B shares.

19        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,867,475

Sales	7,102,995

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$815,518
Gross unrealized depreciation	(174,266)

Net unrealized appreciation	$641,252

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, C and O shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B, C and O shares calculated at an annual rate of 0.50%, 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended April 30, 2005, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C	Class O
Rule 12b-1 Distribution Plan Fees	$42,491	$5,289	$1,647	$5,611

For the six months ended April 30, 2005, total Transfer Agency Services expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
Transfer Agency Services Expenses	$26,851	$2,147	$60	$1,508	$56

For the six months ended April 30, 2005, total Shareholder Communications expenses were as follows:

	Class A	Class B	Class C	Class O	Class Y
Shareholder Communications Expenses	$29,857	$4,231	$136	$2,675	$123

20        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Distributions Paid to Shareholders by Class

	Six Months Ended April 30, 2005	Year Ended October 31, 2004*
Class A
Net investment income	$339,145	$874,190
Net realized gain	—	81,214

Total	$339,145	$955,404

Class B
Net investment income	$10,290	$31,967
Net realized gain	—	3,470

Total	$10,290	$35,437

Class C
Net investment income	$3,632	$0	**
Net realized gain	—	5

Total	$3,632	$5

Class O†
Net investment income	$12,229	$39,306
Net realized gain	—	4,596

Total	$12,229	$43,902

Class Y‡
Net investment income	$41,772	$1,007,372
Net realized gain	—	54,161

Total	$41,772	$1,061,533

*	For the period October 12, 2004 (inception date) to October 31, 2004 for Class C shares.
**	Amount represents less than $1.
†	On April 29, 2004, Class L shares were renamed as Class C shares. These former Class C shares were then renamed Class O shares on October 1, 2004.
‡	On May 24, 2005, Class Y shares were fully redeemed.

6.	Capital Shares

At April 30, 2005, the Company had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2005		Year Ended October 31, 2004*
	Shares	Amount	Shares	Amount
Class A
Shares sold	136,195	$1,483,716	134,457	$1,446,951
Shares issued on reinvestment	21,895	238,059	63,349	680,406
Shares reacquired	(325,923)	(3,547,255)	(982,395)	(10,560,052)

Net Decrease	(167,833)	$(1,825,480)	(784,589)	$(8,432,695)

Class B
Shares sold	23,949	$260,274	33,426	$362,335
Shares issued on reinvestment	757	8,244	2,325	25,022
Shares reacquired	(28,968)	(314,884)	(122,498)	(1,318,210)

Net Decrease	(4,262)	$(46,366)	(86,747)	$(930,853)

21        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended April 30, 2005		Year Ended October 31, 2004*
	Shares	Amount	Shares	Amount
Class C
Shares sold	88,766	$966,125	413	$4,454
Shares issued on reinvestment	320	3,482	— **	5
Shares reacquired	(4,285)	(46,722)	—	—

Net Increase	84,801	$922,885	413	$4,459

Class O†
Shares sold	93	$1,013	17,140	$185,652
Shares issued on reinvestment	857	9,328	3,187	34,255
Shares reacquired	(59,016)	(641,326)	(54,357)	(584,582)

Net Decrease	(58,066)	$(630,985)	(34,030)	$(364,675)

Class Y‡
Shares sold	—	—	69,864	$741,819
Shares reacquired	—	—	(3,416,642)	(36,217,272)

Net Decrease	—	—	(3,346,778)	$(35,475,453)

*	For the period October 12, 2004 (inception date) to October 31, 2004 for Class C shares.
**	Amount represents less than 1 share.
†	On April 29, 2004, Class L shares were renamed as Class C shares. These former Class C shares were then renamed Class O shares on October 1, 2004.
‡	On May 24, 2005, Class Y shares were fully redeemed.

7.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the

22        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8.	Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

23        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment adviser to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

24        Smith Barney World Funds, Inc.      |      2005 Semi-Annual Report

SMITH BARNEY

WORLD FUNDS, INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

Chairman, President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

James M. Giallanza

Chief Financial Officer and Treasurer

David Torchia

Vice President and
Investment Officer

Frederick Marki

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and

Chief Compliance Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney World Funds, Inc.

Smith Barney Inflation Management Fund

The Fund is a separate investment fund of the Smith Barney World Funds, Inc., a Maryland corporation.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. —Smith Barney Inflation Management Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY WORLD FUNDS, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD01935 6/05	05-8703

ITEM 2.	CODE OF ETHICS.
Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a) Not Applicable.
(b) Attached hereto.
Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney World Funds, Inc.

Date: July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney World Funds, Inc.

Date: July 7, 2005

By:	/s/ James M. Giallanza
(James M. Giallanza)
Chief Financial Officer of
Smith Barney World Funds, Inc.

Date: July 7, 2005